SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details Narrative) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	23-3016517
EBP, Plan Number	001
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 141,346,198
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	1,176,608
EBP, Asset Held for Investment, Total	$ 142,522,806
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	4.25%
EBP, Asset Held for Investment, Participant Loan, Maturity Year	2026
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	9.50%
EBP, Asset Held for Investment, Participant Loan, Maturity Year	2040
Investment, Identifier [Axis]: AB GLOBAL BOND Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,479,182
Investment, Identifier [Axis]: ABDN INTL SM CAP I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value
Investment, Identifier [Axis]: AF BALANCED R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,401,382
Investment, Identifier [Axis]: AF NEW WORLD R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,650,285
Investment, Identifier [Axis]: AS SPL MID CP VAL R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,533,262
Investment, Identifier [Axis]: BAIRD CORE PLUS INST
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,544,357
Investment, Identifier [Axis]: BairdSHTMBondISMember
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	855,803
Investment, Identifier [Axis]: DFA INTL SM CAP GRTH
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	727,575
Investment, Identifier [Axis]: DWS R REAL ESTATE R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	749,068
Investment, Identifier [Axis]: FID 500 INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	17,796,652
Investment, Identifier [Axis]: FID BLUE CHIP GR K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	17,313,329
Investment, Identifier [Axis]: FID INTL CAP APPR K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,417,212
Investment, Identifier [Axis]: FID SMALL CAP GR K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,933,154
Investment, Identifier [Axis]: FIDELITY CASH RESERVES
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,833
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	1,833
Investment, Identifier [Axis]: Fidelity MIP CL 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,686,215
Investment, Identifier [Axis]: INVESCO DIVRS DIV R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,661,023
Investment, Identifier [Axis]: Investments excluding THE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	121,797,702
Investment, Identifier [Axis]: J H ENTERPRISE N
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,115,297
Investment, Identifier [Axis]: JPM US RSH ENH EQ R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,771,520
Investment, Identifier [Axis]: MFS CONSERV ALLOC R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	814,833
Investment, Identifier [Axis]: PGIM STRAT BOND R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	949,838
Investment, Identifier [Axis]: THE BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	19,548,496
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,524,711
EBP, Investment, Number of Shares	289,522	322,296
Investment, Identifier [Axis]: VANG TARGET RET 2020
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 658,911
Investment, Identifier [Axis]: VANG TARGET RET 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,444,153
Investment, Identifier [Axis]: VANG TARGET RET 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,873,484
Investment, Identifier [Axis]: VANG TARGET RET 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,911,771
Investment, Identifier [Axis]: VANG TARGET RET 2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,929,742
Investment, Identifier [Axis]: VANG TARGET RET 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,972,187
Investment, Identifier [Axis]: VANG TARGET RET 2050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,244,356
Investment, Identifier [Axis]: VANG TARGET RET 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,884,417
Investment, Identifier [Axis]: VANG TARGET RET 2060
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,108,051
Investment, Identifier [Axis]: VANG TARGET RET 2065
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	846,212
Investment, Identifier [Axis]: VANG TARGET RET INC
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	441,570
Investment, Identifier [Axis]: VICTORY S SMCO OP R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,081,028